                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-5019

Exact name of registrant as specified in charter:      Nicholas-Applegate Fund, Inc.--
                                                       Nicholas-Applegate Growth Equity Fund

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Deborah Docs
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7521

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

                           SEMIANNUAL REPORT
                           JUNE 30, 2003

NICHOLAS-APPLEGATE(R)
GROWTH EQUITY FUND

                           FUND TYPE
                           Stock

                           OBJECTIVE
                           Capital appreciation

                           This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                           The views expressed in this report and
                           information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential
Insurance Company of America, Newark, NJ, and its affiliates.
                                     PRUDENTIAL (LOGO)

Nicholas-Applegate(R) Growth Equity Fund

Performance at a Glance

The investment objective of the Nicholas-
Applegate(R) Growth Equity Fund (the Fund) is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                    As of 6/30/03

                                   Six Months    One Year    Five Years    Ten Years    Since Inception2
Class A                               8.05%       -7.99%       -28.05%       37.78%         199.64%
Class B                               7.59        -8.60        -30.84        27.22           94.76
Class C                               7.59        -8.60        -30.84         N/A            32.28
Class Z                               8.14        -7.81        -27.00         N/A            -2.20
S&P MidCap 400 Index3                12.41        -0.71         41.18       229.15            ***
Russell Midcap Growth Index4         18.74         7.35         -3.18       125.20            ****
Lipper Mid-Cap Growth Funds Avg.5    15.80         0.05         -0.59       113.31%          *****

Average Annual Total Returns1                     As of 6/30/03

                                                 One Year    Five Years    Ten Years    Since Inception2
Class A                                           -12.60%      -7.33%        2.73%           6.66%
Class B                                           -13.17       -7.22         2.44            5.68
Class C                                           -10.42       -7.30         N/A             3.08
Class Z                                            -7.81       -6.10         N/A            -0.35
S&P MidCap 400 Index3                              -0.71        7.14        12.65            ***
Russell Midcap Growth Index4                        7.35       -0.64         8.46           ****
Lipper Mid-Cap Growth Funds Avg.5                   0.05       -0.73         7.26          *****

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually.
Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.
2Inception dates: Class A, 4/9/87; Class B,
6/10/91; Class C, 8/1/94; and Class Z, 3/18/97.
3The Standard & Poor's MidCap 400 Stock Index
(S&P MidCap 400 Index) comprises 400 domestic stocks chosen for market size, liquidity, and industry group representation, and gives a broad look at how mid-cap stock prices have performed. 4The Russell Midcap(R) Growth Index measures the performance of those companies among the 800 smallest companies in
                  www.prudential.com  (800) 225-1852

Semiannual Report  June 30, 2003

the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. 5The Lipper Mid-Cap Growth Funds
Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mid-Cap Growth Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle
1,000 securities of the S&P SuperComposite 1500
Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P MidCap 400
Index. Investors cannot invest directly in an index. The returns for the S&P MidCap 400
Index, the Russell Midcap Growth Index, and the
Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***S&P MidCap 400 Index Closest Month-
End to Inception cumulative total returns as of 6/30/03 are 635.90% for Class A, 354.44% for
Class B, 218.55% for Class C, and 105.90% for
Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 6/30/03 are 13.07% for Class A, 13.35% for
Class B, 13.88% for Class C, and 12.25% for
Class Z. ****Russell Midcap Growth Index
Closest Month-End to Inception cumulative total returns as of 6/30/03 are 323.93% for Class A, 183.46% for Class B, 114.68% for Class C, and
37.75% for Class Z. Russell Midcap Growth Index
Closest Month-End to Inception average annual total returns as of 6/30/03 are 9.30% for Class
A, 9.01% for Class B, 8.95% for Class C, and
5.26% for Class Z. *****Lipper Average Closest
Month-End to Inception cumulative total returns as of 6/30/03 are 294.50% for Class A, 183.33%
for Class B, 107.48% for Class C, and 42.19% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/03 are 8.18% for Class A, 8.40% for Class
B, 7.91% for Class C, and 5.14% for Class Z.

Five Largest Holdings
Expressed as a percentage of
net assets as of 6/30/03
2.0% Broadcom Corp.(Class A stock)
     Electronic Components
1.9  Lennar Corp. (Class A stock)
     Other Commerical/Industrial Services
1.9  Medimmune, Inc.
     Drugs & Healthcare
1.8  Anthem, Inc.
     Drugs & Healthcare
1.8  Caremark Rx, Inc.
     Drugs & Healthcare
Holdings are subject to change.


Top Five Industries
Expressed as a percentage of
net assets as of 6/30/03
23.6% Drugs & Healthcare
10.2  Retail/Wholesale Specialty Chain
 9.9  Computer Services
 8.8  Telecommunication Services
 6.2  Financial/Business Services
Industries are subject to change.
                                            1

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited)

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
COMMON STOCKS  98.2%
-------------------------------------------------------------------------------------
CAPITAL GOODS  6.6%
Airlines  1.4%
   116,300   SkyWest, Inc.                                           $    2,216,678
-------------------------------------------------------------------------------------
Auto Related Products  2.5%
    51,400   Navistar International Corp.                                 1,677,182
    35,700   PACCAR, Inc.                                                 2,411,892
                                                                     --------------
                                                                          4,089,074
-------------------------------------------------------------------------------------
Diversified Manufacturing  1.4%
    32,200   Danaher Corp.                                                2,191,210
-------------------------------------------------------------------------------------
Foods  1.3%
    67,100   Applebee's International, Inc.                               2,108,953
-------------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL SERVICES  6.9%
Broadcasting/Media  1.1%
   101,600   Radio One, Inc. (Class 'D' stock)(a)                         1,805,432
-------------------------------------------------------------------------------------
Consulting Services  2.6%
    37,900   Fair, Isaac & Co., Inc.                                      1,949,955
   116,900   Monster Worldwide, Inc.(a)                                   2,306,437
                                                                     --------------
                                                                          4,256,392
-------------------------------------------------------------------------------------
Other Commercial/Industrial Services  3.2%
    48,400   Jacobs Engineering Group, Inc.                               2,040,060
    44,000   Lennar Corp. (Class 'A' stock)                               3,146,000
                                                                     --------------
                                                                          5,186,060
-------------------------------------------------------------------------------------
CONSUMER NON-DURABLES  39.1%
Drugs & Healthcare  23.6%
    28,900   Allergan, Inc.                                               2,228,190
    38,300   Anthem, Inc.(a)                                              2,954,845
   111,900   Caremark Rx, Inc.(a)                                         2,873,592
    47,200   Coventry Health Care, Inc.(a)                                2,178,752
    53,500   Genzyme Corp.(a)                                             2,236,300
    50,800   Gilead Sciences, Inc.(a)                                     2,823,464
    31,700   INAMED Corp.(a)                                              1,701,973

    2                                      See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    75,100   McKesson Corp.                                          $    2,684,074
    86,000   MedImmune, Inc.(a)                                           3,127,820
   150,100   Millennium Pharmaceuticals, Inc.(a)                          2,361,073
    59,600   Mylan Laboratories, Inc.                                     2,072,292
    23,100   St. Jude Medical, Inc.(a)                                    1,328,250
    38,400   Varian Medical Systems, Inc.                                 2,210,688
    69,800   Watson Pharmaceuticals, Inc.(a)                              2,817,826
    27,200   WellPoint Health Networks, Inc.(a)                           2,292,960
    46,000   Zimmer Holdings, Inc.(a)                                     2,072,300
                                                                     --------------
                                                                         37,964,399
-------------------------------------------------------------------------------------
Education  2.4%
    38,950   Apollo Group, Inc. (Class 'A' stock)(a)                      2,405,552
    29,000   Corinthian Colleges, Inc.(a)                                 1,408,530
                                                                     --------------
                                                                          3,814,082
-------------------------------------------------------------------------------------
Leisure & Recreation  2.9%
    48,500   Harrah's Entertainment, Inc.(a)                              1,951,640
    26,500   International Game Technology                                2,711,745
                                                                     --------------
                                                                          4,663,385
-------------------------------------------------------------------------------------
Retail/Wholesale Specialty Chain  10.2%
    50,400   Amazon.com, Inc.(a)                                          1,839,096
    45,900   Bed Bath & Beyond, Inc.(a)                                   1,781,379
    60,400   Best Buy Co., Inc.                                           2,652,768
    48,200   Coach, Inc.(a)                                               2,397,468
    63,000   Furniture Brands International, Inc.(a)                      1,644,300
    69,500   Leapfrog Enterprises, Inc.(a)                                2,210,795
   101,000   Staples, Inc.(a)                                             1,853,350
    85,700   Starbucks Corp.(a)                                           2,101,364
                                                                     --------------
                                                                         16,480,520
-------------------------------------------------------------------------------------
ENERGY  6.3%
Oil & Gas-Production/Pipeline  5.1%
   416,800   Calpine Corp.(a)                                             2,750,880
    53,200   Patterson-UTI Energy, Inc.(a)                                1,723,680
    88,400   Rowan Companies, Inc.                                        1,980,160
   233,300   Williams Companies, Inc.                                     1,843,070
                                                                     --------------
                                                                          8,297,790

    See Notes to Financial Statements                                      3

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Oil Services  1.2%
    52,300   BJ Services Co.(a)                                      $    1,953,928
-------------------------------------------------------------------------------------
FINANCIAL SERVICES  6.2%
Financial/Business Services  6.2%
    22,700   Countrywide Financial Corp.                                  1,579,239
   292,100   E*TRADE Group, Inc.(a)                                       2,482,850
    70,250   Fidelity National Financial, Inc.                            2,160,890
    36,700   First Tennessee National Corp.                               1,611,497
   235,300   Providian Financial Corp.(a)                                 2,178,878
                                                                     --------------
                                                                         10,013,354
-------------------------------------------------------------------------------------
TECHNOLOGY  33.1%
Computer Services  9.9%
    72,500   CheckFree Corp.(a)                                           2,018,400
    42,500   FactSet Research Systems, Inc.                               1,872,125
    28,700   Lexmark International, Inc.(a)                               2,031,099
   147,070   McDATA Corp. (Class 'B' stock)(a)                            2,132,515
    80,500   NetScreen Technologies, Inc.(a)                              1,815,275
    50,200   Storage Technology Corp.(a)                                  1,292,148
    83,400   VERITAS Software Corp.(a)                                    2,391,078
    76,100   Yahoo!, Inc.(a)                                              2,493,036
                                                                     --------------
                                                                         16,045,676
-------------------------------------------------------------------------------------
Computer Software  5.3%
   102,300   Citrix Systems, Inc.(a)                                      2,082,828
    24,900   Electronic Arts, Inc.(a)                                     1,842,351
    26,400   Intuit, Inc.(a)                                              1,175,592
    57,800   Mercury Interactive Corp.(a)                                 2,231,658
   118,700   Siebel Systems, Inc.(a)                                      1,132,398
                                                                     --------------
                                                                          8,464,827
-------------------------------------------------------------------------------------
Electronic Components  5.5%
   128,200   Broadcom Corp. (Class 'A' stock)(a)                          3,193,462
    18,100   Harman International Industries, Inc.                        1,432,434
   153,800   PMC-Sierra, Inc.(a)                                          1,804,074
    39,400   Synopsys, Inc.(a)                                            2,436,890
                                                                     --------------
                                                                          8,866,860

    4                                      See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2003 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Semiconductors  3.6%
    48,500   KLA-Tencor Corp.                                        $    2,254,765
    44,200   Novellus Systems, Inc.(a)                                    1,618,648
    39,700   QLogic Corp.                                                 1,918,701
                                                                     --------------
                                                                          5,792,114
-------------------------------------------------------------------------------------
Telecommunication Services  8.8%
   106,000   Amdocs Ltd.(a)                                               2,544,000
   257,800   Avaya, Inc.                                                  1,665,388
   321,500   Corning, Inc.(a)                                             2,375,885
    79,900   EchoStar Communications Corp. (Class 'A' stock)(a)           2,766,138
   157,900   Juniper Networks, Inc.(a)                                    1,953,223
    83,500   VeriSign, Inc.(a)                                            1,154,805
   151,900   Western Wireless Corp. (Class 'A' stock)(a)                  1,751,407
                                                                     --------------
                                                                         14,210,846
                                                                     --------------
             Total long-term investments (cost $136,539,037)            158,421,580
                                                                     --------------
SHORT-TERM INVESTMENT  2.2%
Principal
Amount
(000)
-----------------------------------------------------------------------------------
Repurchase Agreement  2.2%
$    3,563   State Street Bank & Trust Co. Repurchase Agreement,
              dated 6/30/03, 0.35% due 7/1/03(b)
              (cost $3,563,000)                                           3,563,000
                                                                     --------------
             Total Investments  100.4%
              (cost $140,102,037; Note 5)                               161,984,580
             Liabilities in excess of other assets  (0.4%)                 (649,754)
                                                                     --------------
             Net Assets  100%                                        $  161,334,826
                                                                     --------------
                                                                     --------------

------------------------------
(a) Non-income producing security.
(b) Repurchase price of $3,563,035. Collateralized by $3,637,499 U.S. Treasury Note with a rate of 7.00%, maturity date of 7/15/06, including accrued interest, of $3,638,095.
    See Notes to Financial Statements                                      5

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                June 30, 2003
-----------------------------------------------------------------------------
ASSETS
Investments, at value (cost $140,102,037)                       $ 161,984,580
Cash                                                                  236,665
Receivable for investments sold                                     2,294,971
Receivable for Fund shares sold                                        43,488
Dividends and interest receivable                                      13,834
Prepaid expenses and other assets                                      11,413
                                                              -----------------
      Total assets                                                164,584,951
                                                              -----------------
LIABILITIES
Payable for investments purchased                                   2,258,092
Payable for Fund shares reacquired                                    538,213
Accrued expenses                                                      287,568
Management fee payable                                                108,410
Distribution fee payable                                               57,842
                                                              -----------------
      Total liabilities                                             3,250,125
                                                              -----------------
NET ASSETS                                                      $ 161,334,826
                                                              -----------------
                                                              -----------------
Net assets were comprised of:
   Common stock, at par                                         $     235,734
   Paid-in capital in excess of par                               442,999,743
                                                              -----------------
                                                                  443,235,477
   Accumulated net investment loss                                 (1,587,245)
   Accumulated net realized loss on investments                  (302,195,949)
   Net unrealized appreciation on investments                      21,882,543
                                                              -----------------
Net assets, June 30, 2003                                       $ 161,334,826
                                                              -----------------
                                                              -----------------
    6                                      See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  June 30, 2003
-------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($112,885,961 / 15,575,102 shares of common stock
      issued and outstanding)                                           $7.25
   Maximum sales charge (5% of offering price)                            .38
                                                              -----------------
   Maximum offering price to public                                     $7.63
                                                              -----------------
                                                              -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($37,495,494 / 6,307,406 shares of common stock
      issued and outstanding)                                           $5.94
                                                              -----------------
                                                              -----------------
Class C:
   Net asset value and redemption price per share
      ($6,461,582 / 1,086,980 shares of common stock issued
      and outstanding)                                                  $5.94
   Sales charge (1% of offering price)                                    .06
                                                              -----------------
   Offering price to public                                             $6.00
                                                              -----------------
                                                              -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($4,491,789 / 603,885 shares of common stock
      issued and outstanding)                                           $7.44
                                                               ----------------
                                                               ----------------

    See Notes to Financial Statements                                      7

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                  June 30, 2003
-------------------------------------------------------------------------------
NET INVESTMENT GAIN (LOSS)
Income
   Dividends                                                      $     152,560
   Interest                                                              13,569
                                                              -----------------
      Total income                                                    166,129
                                                              -----------------
Expenses
   Management fees                                                    731,424
   Distribution fee--Class A                                          114,508
   Distribution fee--Class B                                          193,470
   Distribution fee--Class C                                           31,604
   Transfer agent's fees and expenses                                 400,000
   Reports to shareholders                                             67,000
   Custodian's fees and expenses                                       49,000
   Directors' fees                                                     41,000
   Legal fees and expenses                                             33,000
   Registration fees                                                   33,000
   Audit fees and expenses                                             22,000
   Insurance                                                           18,000
   Miscellaneous                                                       19,368
                                                              -----------------
    Total expenses                                                  1,753,374
                                                              -----------------
Net investment loss                                                (1,587,245)
                                                              -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                          681,230
Net change in unrealized appreciation on investments               12,906,446
                                                              -----------------
Net gain on investments                                            13,587,676
                                                              -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  12,000,431
                                                              -----------------
                                                              -----------------

    8                                      See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months            Year
                                                     Ended              Ended
                                                 June 30, 2003    December 31, 2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                           $  (1,587,245)     $  (4,100,939)
   Net realized gain (loss) on investment
      transactions                                     681,230        (75,117,508)
   Net change in unrealized appreciation
      (depreciation) on investments                 12,906,446        (12,990,906)
                                                 -------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                     12,000,431        (92,209,353)
                                                 -------------    -----------------
Fund share transactions (Note 6) (Net of share
   conversions)
   Net proceeds from shares subscribed               6,759,494         31,432,475
   Cost of shares reacquired                       (22,263,262)       (84,940,311)
                                                 -------------    -----------------
   Net decrease in net assets from Fund share
      transactions                                 (15,503,768)       (53,507,836)
                                                 -------------    -----------------
Total decrease                                      (3,503,337)      (145,717,189)
NET ASSETS
Beginning of period                                164,838,163        310,555,352
                                                 -------------    -----------------
End of period                                    $ 161,334,826      $ 164,838,163
                                                 -------------    -----------------
                                                 -------------    -----------------

    See Notes to Financial Statements                                      9

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited)

      Nicholas-Applegate Growth Equity Fund (the 'Fund') is currently the only series of Nicholas-Applegate Fund, Inc. (the 'Company'). The Fund is an open-end, diversified, management investment company.

      The Fund's investment objective is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of U.S. companies, the earnings and securities prices of which the investment adviser expects to grow at a rate above that of the S&P 500. The Fund intends to invest primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at time of purchase. Capitalization of companies in the Index will change with market conditions.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. Short-term securities maturing in less than 60 days are valued at amortized cost.

      In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
    10

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    Dividends from net investment income and
distributions of net capital gains in excess of capital loss carryforwards, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no tax provision is required.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager'). Pursuant to the management agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Nicholas-Applegate Capital Management ('NACM' or 'Subadviser'); NACM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the Subadviser, the compensation of certain officers of the Company, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI was computed daily and payable monthly at an annual rate of .95% of the Fund's average daily net assets and PI paid NACM, as compensation for its services pursuant to the subadvisory agreement, a fee at the rate of .75% of the average daily net assets of the Fund through May 31, 2003. Effective June 1, 2003, the management fee paid to PI is computed daily and payable at an annual rate of .95 of 1% of the Fund's average daily net assets up to $25 million, .825 of 1% of the next $75 million of average daily net assets and .70 of 1% of the Fund's average daily net assets in excess of $100 million. PI pays NACM, a fee at the rate of .75 of 1% of the Fund's average daily net assets up to $25 million, .625% of 1% of the next $75 million of average daily net assets and .50 of 1% of the Fund's average daily net assets in excess of $100 million. This reflects a voluntary waiver of one year by NACM. During the six months ended June 30, 2003, PI earned $731,424 in management fees of which it paid $573,286 to NACM under the foregoing agreements.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C
                                                                          11

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .21 of 1% of average daily net assets of the Class A shares and 1% of the average daily net assets of both the Class B and Class C shares, respectively, for the six months ended June 30, 2003.

      PIMS has advised the Fund that it has received approximately $15,400 and $500 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended June 30, 2003. From these fees, PIMS paid a substantial part of such sales charges to an affiliated broker-dealer, which in turn paid commission to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2003, it received approximately $37,900 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PI and PIMS and are indirect wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended June 30, 2003, the amount of the commitment was $800 million from January 1, 2003 through May 2, 2003 and allows the Fund to increase the commitment to 1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funds to facilitate capital share redemptions. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six
    12

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

months ended June 30, 2003, the Fund incurred fees of approximately $273,800 for the services of PMFS. As of June 30, 2003, approximately $43,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $30,300 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc.('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $29,400 for the six months ended June 30, 2003. As of June 30, 2003, there were no outstanding fees due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      For the six months ended June 30, 2003, PSI earned approximately $11,800 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

      Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest.

Note 4. Portfolio Securities
Purchases and sales of investment securities of the Fund other than short-term investments, for the six months ended June 30, 2003 were $197,110,574 and $215,282,069, respectively.

Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2002, of approximately $297,791,000 of which $222,225,000 expires in 2009 and $75,566,000 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The capital loss carryforward differs from the amount on the Statement of Assets and Liabilities primarily due to the Fund elected to treat post-October capital losses of approximately $4,263,000 as having incurred in the current fiscal year and deferred losses on wash sales of $823,000.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2003 were as follows:

                                                               Total Net
                                                              Unrealized
   Tax Basis         Appreciation        Depreciation        Appreciation
---------------     ---------------     ---------------     ---------------
 $140,528,727         $23,694,350        $(2,238,497)         $21,455,853

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized 200 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended June 30, 2003:
Shares sold                                                      573,682    $  3,947,510
Shares reacquired                                             (2,313,646)    (15,848,959)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,739,964)    (11,901,449)
Shares issued upon conversion from Class B                       547,251       3,817,481
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  1,192,713)   $ (8,083,968)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended December 31, 2002:
Shares sold                                                    2,223,361    $ 18,231,238
Shares reacquired                                             (6,563,331)    (53,094,001)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (4,339,970)    (34,862,763)
Shares issued upon conversion from Class B                       927,540       7,434,829
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (3,412,430)   $(27,427,934)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six Months ended June 30, 2003:
Shares sold                                                      283,837    $  1,586,311
Shares reacquired                                               (768,163)     (4,270,413)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (484,326)     (2,684,102)
Shares reacquired upon conversion into Class A                  (666,161)     (3,817,481)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,150,487)   $ (6,501,583)
                                                              ----------    ------------
                                                              ----------    ------------

    14

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      910,460    $  6,334,769
Shares reacquired                                             (3,138,890)    (20,134,501)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (2,228,430)    (13,799,732)
Shares reacquired upon conversion into Class A                (1,122,408)     (7,434,829)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (3,350,838)   $(21,234,561)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                      119,559    $    668,245
Shares reacquired                                               (215,561)     (1,200,183)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (96,002)   $   (531,938)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      385,649    $  2,557,555
Shares reacquired                                               (603,375)     (3,902,895)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (217,726)   $ (1,345,340)
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                       79,792    $    557,428
Shares reacquired                                               (134,666)       (943,707)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (54,874)   $   (386,279)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      498,920    $  4,308,913
Shares reacquired                                               (968,152)     (7,808,914)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (469,232)   $ (3,500,001)
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          15

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2003(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   6.71
                                                                  ----------------
Income from investment operations:
Net investment loss                                                       (.06)
Net realized and unrealized gain (loss) on investment
   transactions                                                            .60
                                                                  ----------------
      Total from investment operations                                     .54
                                                                  ----------------
Less distributions:
Distributions from net realized gains from investment
   transactions                                                             --
                                                                  ----------------
Net asset value, end of period                                        $   7.25
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          8.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $112,886
Average net assets (000)                                              $109,959
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.99%(c)
   Expenses, excluding distribution and service (12b-1) fees              1.78%(c)
   Net investment loss                                                   (1.78)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover(d)                                                   125%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based on weighted average shares outstanding during the period.
(c) Annualized.
(d) Not annualized.
    16                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2002(b)              2001(b)                2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $   9.87             $  17.56             $  25.80             $  15.38             $  14.47
----------------     ----------------     ----------------     ----------------     ----------------
        (.12)                (.16)                (.32)                (.18)                (.17)
       (3.04)               (7.53)               (3.36)               14.01                 1.95
----------------     ----------------     ----------------     ----------------     ----------------
       (3.16)               (7.69)               (3.68)               13.83                 1.78
----------------     ----------------     ----------------     ----------------     ----------------
          --                   --                (4.56)               (3.41)                (.87)
----------------     ----------------     ----------------     ----------------     ----------------
    $   6.71             $   9.87             $  17.56             $  25.80             $  15.38
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (32.02)%             (43.79)%             (14.06)%              98.35%               12.83%
    $112,548             $199,165             $360,373             $329,955             $130,362
    $150,286             $245,428             $404,873             $186,192             $124,408
        1.76%                1.55%                1.36%                1.40%                1.45%
        1.55%                1.34%                1.12%                1.20%                1.24%
       (1.53)%              (1.35)%              (1.21)%              (1.21)%              (1.19)%
         167%                 149%                 165%                 173%                 171%

    See Notes to Financial Statements                                     17

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2003(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   5.53
                                                                      --------
Income from investment operations:
Net investment loss                                                       (.07)
Net realized and unrealized gain (loss) on investment
   transactions                                                            .48
                                                                      --------
      Total from investment operations                                     .41
                                                                      --------
Less distributions:
Distributions from net realized gains from investment
   transactions                                                             --
                                                                      --------
Net asset value, end of period                                        $   5.94
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                          7.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 37,495
Average net assets (000)                                              $ 39,015
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              2.78%(c)
   Expenses, excluding distribution and service (12b-1) fees              1.78%(c)
   Net investment loss                                                   (2.57)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    18                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2002(b)              2001(b)              2000(b)                1999                 1998
----------------------------------------------------------------------------------------------------------
    $   8.19             $  14.70             $  22.63             $  13.89             $  13.26
    --------         ----------------     ----------------     ----------------     ----------------
        (.16)                (.21)                (.45)                (.33)                (.29)
       (2.50)               (6.30)               (2.92)               12.48                 1.79
    --------         ----------------     ----------------     ----------------     ----------------
       (2.66)               (6.51)               (3.37)               12.15                 1.50
    --------         ----------------     ----------------     ----------------     ----------------
          --                   --                (4.56)               (3.41)                (.87)
    --------         ----------------     ----------------     ----------------     ----------------
    $   5.53             $   8.19             $  14.70             $  22.63             $  13.89
    --------         ----------------     ----------------     ----------------     ----------------
    --------         ----------------     ----------------     ----------------     ----------------
      (32.48)%             (44.29)%             (14.69)%              96.71%               11.87%
    $ 41,219             $ 88,533             $237,722             $324,419             $236,242
    $ 64,374             $135,119             $347,231             $236,101             $250,317
        2.55%                2.34%                2.12%                2.20%                2.24%
        1.55%                1.34%                1.12%                1.20%                1.24%
       (2.32)%              (2.12)%              (1.96)%              (2.00)%              (1.98)%

    See Notes to Financial Statements                                     19

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2003(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $ 5.53
                                                                      -------
Income from investment operations:
Net investment loss                                                      (.07)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .48
                                                                      -------
      Total from investment operations                                    .41
                                                                      -------
Less distributions:
Distributions from net realized gains from investment
   transactions                                                            --
                                                                      -------
Net asset value, end of period                                         $ 5.94
                                                                      -------
                                                                      -------
TOTAL RETURN(a):                                                         7.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $6,462
Average net assets (000)                                               $6,373
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             2.78%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.78%(c)
   Net investment loss                                                  (2.58)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for period of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    20                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                              Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2002(b)              2001(b)              2000(b)                1999                 1998
----------------------------------------------------------------------------------------------------------
    $   8.19             $  14.70             $  22.63             $  13.89              $13.26
    --------             --------             --------             --------             -------
        (.16)                (.21)                (.43)                (.32)               (.28)
       (2.50)               (6.30)               (2.94)               12.47                1.78
    --------             --------             --------             --------             -------
       (2.66)               (6.51)               (3.37)               12.15                1.50
    --------             --------             --------             --------             -------
          --                   --                (4.56)               (3.41)               (.87)
    --------             --------             --------             --------             -------
    $   5.53             $   8.19             $  14.70             $  22.63              $13.89
    --------             --------             --------             --------             -------
    --------             --------             --------             --------             -------
      (32.48)%             (44.29)%             (14.69)%              96.71%              11.87%
      $6,538             $ 11,473             $ 18,571             $ 10,598              $6,146
      $8,893             $ 13,359             $ 17,506             $  7,477              $6,164
        2.55%                2.34%                2.12%                2.20%               2.24%
        1.55%                1.34%                1.12%                1.20%               1.24%
       (2.32)%              (2.14)%              (1.97)%              (2.00)%             (1.98)%

    See Notes to Financial Statements                                     21

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2003(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $ 6.88
                                                                      -------
Income from investment operations:
Net investment loss                                                      (.05)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .61
                                                                      -------
      Total from investment operations                                    .56
                                                                      -------
Less distributions:
Distributions from net realized gains from investment
   transactions                                                            --
                                                                      -------
Net asset value, end of period                                         $ 7.44
                                                                      -------
                                                                      -------
TOTAL RETURN(a):                                                         8.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $4,492
Average net assets (000)                                               $4,433
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.78%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.78%(c)
   Net investment loss                                                  (1.57)%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    22                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                              Class Z
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2002(b)              2001(b)              2000(b)                1999                 1998
----------------------------------------------------------------------------------------------------------
    $  10.09             $  17.93             $  26.16              $15.49               $14.53
    --------             --------             --------             -------              -------
        (.11)                (.14)                (.25)               (.17)                (.12)
       (3.10)               (7.70)               (3.42)              14.25                 1.95
    --------             --------             --------             -------              -------
       (3.21)               (7.84)               (3.67)              14.08                 1.83
    --------             --------             --------             -------              -------
          --                   --                (4.56)              (3.41)                (.87)
    --------             --------             --------             -------              -------
    $   6.88             $  10.09             $  17.93              $26.16               $15.49
    --------             --------             --------             -------              -------
    --------             --------             --------             -------              -------
      (31.81)%             (43.69)%             (13.86)%             99.30%               13.13%
      $4,533             $ 11,384             $ 20,676              $2,032               $1,649
      $8,224             $ 15,039             $ 13,271              $1,334               $1,318
        1.55%                1.34%                1.12%               1.20%                1.24%
        1.55%                1.34%                1.12%               1.20%                1.24%
       (1.32)%              (1.14)%               (.98)%             (1.00)%               (.99)%

    See Notes to Financial Statements                                     23
                         www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Nicholas-Applegate Growth Equity Fund
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
E. Blake Moore, Jr., Chairman
Dann V. Angeloff
Fred C. Applegate
Theodore J. Coburn
Robert F. Gunia
Arthur B. Laffer
Randolph W. Westerfield

Officers
E. Blake Moore, Jr., President and
   Chief Executive Officer
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92101

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071

Legal Counsel
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

Fund Symbols  Nasdaq      CUSIP
Class A       NAPGX     653698209
Class B       NAGBX     653698308
Class C       PNACX     653698407
Class Z       PNAZX     653698506

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

Prudential  (LOGO)

Fund Symbols  Nasdaq     CUSIP
Class A       NAPGX    653698209
Class B       NAGBX    653698308
Class C       PNACX    653698407
Class Z       PNAZX    653698506

MF151E2       IFS-A083225

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Fund, Inc.--
Nicholas-Applegate Growth Equity Fund

By: /s/ Deborah Docs
    ----------------------------------------------------------
    Deborah Docs
    Secretary

Date: August 26, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ E. Blake Moore, Jr.
    ----------------------------------------------------------
    E. Blake Moore, Jr.
    President and Principal Executive Officer

Date: August 26, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003